TAXES ON INCOME (Schedule of Deferred Income Taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Intangible assets	$ 0	$ 172
Operating lease liabilities and others	41,670	24,744
Temporary differences related to inventory	4,791	5,475
Property and equipment	13,876	2,685
Net operating loss carry-forward, deductions and credits	43,695	13,301
Less-valuation allowance	(83,371)	(28,497)
Total deferred tax assets	20,661	17,880
Deferred tax liabilities:
Property and equipment	(2,351)	(2,591)
Intangible Assets	0	(595)
Operating lease right-of-use assets and others lease	(16,468)	(14,223)
Total deferred tax liabilities	(18,819)	(17,409)
Deferred tax assets, net	$ 1,842	$ 471